UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08062

Nicholas Equity Income Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

411 East Wisconsin Avenue, Milwaukee, Wisconsin 53202

(Address of Principal Executive Offices)	(Zip Code)

Jennifer R. Kloehn, Senior Vice President and Treasurer
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650

Date of Fiscal Year End: 03/31/2018

Date of Reporting Period: 06/30/2017

Item 1. Schedule of Investments.

NICHOLAS EQUITY INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED)
AS OF JUNE 30, 2017

SHARES OR
PRINCIPAL
AMOUNT		VALUE
-------------		------------
COMMON STOCKS -- 90.95%
	Consumer Discretionary - Media -- 2.82%
134,080	Cinemark Holdings, Inc.	$ 5,209,008
426,250	Gannett Co., Inc.	3,716,900
57,500	Time Warner Inc.	5,773,575
		------------
		14,699,483
		------------

	Consumer Discretionary - Retailing -- 3.86%
107,500	Foot Locker, Inc.	5,297,600
62,500	Home Depot, Inc. (The)	9,587,500
67,500	Lowe's Companies, Inc.	5,233,275
		------------
		20,118,375
		------------

	Consumer Discretionary - Services -- 3.84%
125,000	Cedar Fair, L.P.	9,012,500
120,000	Extended Stay America, Inc.	2,323,200
146,000	Six Flags Entertainment Corporation	8,703,060
		------------
		20,038,760
		------------

	Consumer Staples - Food & Staples
	Retailing -- 3.08%
205,000	Walgreens Boots Alliance, Inc.	16,053,550
		------------

	Consumer Staples - Food, Beverage &
	Tobacco -- 6.57%
132,300	B&G Foods, Inc.	4,709,880
90,000	Dr Pepper Snapple Group, Inc.	8,199,900
50,000	Nestle S.A.	4,357,020
104,500	Philip Morris International Inc.	12,273,525
80,000	Pinnacle Foods Inc.	4,752,000
		------------
		34,292,325
		------------

	Consumer Staples - Household & Personal
	Products -- 0.78%
85,000	Energizer Holdings, Inc.	4,081,700
		------------

	Energy - Energy -- 5.21%
264,774	Dorchester Minerals, L.P.	3,825,984
455,000	EnLink Midstream Partners LP	7,716,800
119,100	Enterprise Products Partners L.P.	3,225,228
202,100	Plains All American Pipeline, L.P.	5,309,167
177,178	Williams Partners L.P.	7,106,610
		------------
		27,183,789
		------------

	Financials - Banks -- 4.22%
120,000	PNC Financial Services Group, Inc. (The)	14,984,400
135,000	Webster Financial Corporation	7,049,700
		------------
		22,034,100
		------------

	Financials - Diversified -- 4.86%
230,000	Cohen & Steers, Inc.	9,324,200
165,000	Northern Trust Corporation	16,039,650
		------------
		25,363,850
		------------

	Financials - Insurance -- 3.51%
70,000	Chubb Limited		10,176,600
415,000	Old Republic International Corporation		8,104,950
			------------
			18,281,550
			------------

	Health Care - Equipment & Services -- 6.15%
187,500	Cardinal Health, Inc.		14,610,000
102,500	Medtronic Public Limited Company		9,096,875
107,500	ResMed Inc.		8,371,025
			------------
			32,077,900
			------------

	Health Care - Pharmaceuticals,
	Biotechnology & Life Sciences -- 7.15%
240,000	Abbott Laboratories		11,666,400
165,000	Gilead Sciences, Inc.		11,678,700
415,000	Pfizer Inc.		13,939,850
			------------
			37,284,950
			------------

	Industrials - Capital Goods -- 3.88%
175,000	Fastenal Company		7,617,750
80,000	Snap-on Incorporated		12,640,000
			------------
			20,257,750
			------------

	Industrials - Commercial & Professional
	Services -- 4.59%
70,000	Deluxe Corporation		4,845,400
190,300	KAR Auction Services, Inc.		7,986,891
287,500	Nielsen Holdings plc		11,114,750
			------------
			23,947,041
			------------

	Industrials - Transportation -- 1.93%
140,000	Ryder System, Inc.		10,077,200
			------------

	Information Technology - Hardware &
	Equipment -- 6.35%
120,400	Apple Inc.		17,340,008
165,000	Cisco Systems, Inc.		5,164,500
97,500	Harris Corporation		10,635,300
			------------
			33,139,808
			------------

	Information Technology - Semiconductors &
	Semiconductor Equipment -- 5.97%
285,000	Intel Corporation		9,615,900
157,500	Maxim Integrated Products, Inc.		7,071,750
122,500	Microchip Technology Incorporated		9,454,550
77,500	Xilinx, Inc.		4,984,800
			------------
			31,127,000
			------------

	Information Technology - Software &
	Services -- 7.24%
62,500	Accenture plc - Class A		7,730,000
35,000	Fidelity National Information Services, Inc.		2,989,000
35,000	International Business Machines Corporation		5,384,050
227,500	Microsoft Corporation		15,681,575
275,000	Sabre Corporation		5,986,750
		-	-----------
			37,771,375
		-	-----------

	Materials -- 1.93%
260,000	PolyOne Corporation		10,072,400
		-	-----------

	Real Estate - Real Estate -- 5.67%

25,000	CyrusOne Inc.	1,393,750
32,500	DuPont Fabros Technology, Inc.	1,987,700
5,000	Equinix, Inc.	2,145,800
45,000	QTS Realty Trust, Inc. - Class A	2,354,850
178,800	W.P. Carey Inc.	11,802,588
295,000	Weyerhaeuser Company	9,882,500
		------------
		29,567,188
		------------

	Telecommunication Services -- 1.34%
185,000	AT&T Inc.	6,980,050
		------------

	TOTAL COMMON STOCKS	474,450,144
	(cost $365,244,908)	------------

CONVERTIBLE PREFERRED STOCKS -- 4.11%
	Energy - Energy -- 2.28%
275,000	Kinder Morgan, Inc. 9.75%, Cumulative,
	Convertible ,Series A	11,913,000
		------------

	Health Care - Pharmaceuticals,
	Biotechnology & Life Sciences -- 1.83%
11,000	Allergan plc 5.25%, Cumulative, Mandatory
	Convertable, Series A	9,515,000
		------------
	TOTAL CONVERTIBLE PREFERRED STOCKS	21,428,000
	(cost $20,069,591)	------------

SHORT-TERM INVESTMENTS -- 4.99%
	U.S. Treasury Bills - 4.32%
$12,500,000	U.S. Treasury Bill 07/06/2017, 0.720%	12,499,312
6,000,000	U.S. Treasury Bill 07/13/2017, 0.720%	5,998,783
4,000,000	U.S. Treasury Bill 07/20/2017, 0.821%	3,998,567
		------------
		22,496,662
		------------

	Money Market Fund - 0.67%
3,502,865	Morgan Stanley Liquidity Funds Government
	Portfolio (Institutional Class), 0.85%	3,502,865
		------------

	TOTAL SHORT-TERM INVESTMENTS	25,999,527
	(cost $25,999,527)	------------

	TOTAL INVESTMENTS
	(cost $411,314,026) - 100.05%	521,877,671
		------------

	LIABILITIES, NET OF OTHER ASSETS - (0.05)%	(241,343)
		------------
	TOTAL NET ASSETS
	(basis of percentages disclosed
	above) - 100%	$521,636,328
		------------
		------------

% of net assets.

As of June 30, 2017, investment cost for federal tax purposes was $401,861,564 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$135,685,154
Unrealized depreciation	(15,669,047)
------------
Net unrealized appreciation	$120,016,107
------------
------------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

      Level 1 - quoted prices in active markets for identical investments

    Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

    Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2017 in valuing the Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities
----------------	-------------
Level 1 -
Common Stocks(1)	$474,450,144
Money Market Fund	3,502,865
Level 2 -
U.S. Treasury Bills	22,496,662
Convertible Preferred Stock(1)	21,428,000
Level 3 -
None	--
------------
Total	$521,877,671
------------
------------

(1) See Schedule above for further detail by industry.

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Equity Income Fund, Inc.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer

Date: 08/25/2017

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer
Date: 08/25/2017

By: /s/ Jennifer R. Kloehn
Name: Jennifer R. Kloehn
Title: Principal Financial Officer
Date: 08/25/2017